REGISTRATION NOs.     2-89971

811-3990

UNITED STATES OF AMERICA

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.
POST-EFFECTIVE AMENDMENT NO. 75	X

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 76	X

NORTHWESTERN MUTUAL SERIES FUND, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

720 EAST WISCONSIN AVENUE

MILWAUKEE, WISCONSIN 53202

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

(414) 271-1444

(REGISTRANT’S TELEPHONE NUMBER)

LESLI MCLINDEN, SECRETARY

720 EAST WISCONSIN AVENUE

MILWAUKEE, WISCONSIN 53202

(NAME AND ADDRESS OF AGENT FOR SERVICE)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:            MAY 1, 2019

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

[ X ]	IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)
[ ]	ON (DATE) PURSUANT TO PARAGRAPH (b)
[ ]	60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1)
[ ]	ON (DATE) PURSUANT TO PARAGRAPH (a)(1)
[ ]	75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2)
[ ]	ON (DATE) PURSUANT TO PARAGRAPH (a)(2) OF RULE 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[ ]	THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A

PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Northwestern Mutual Series Fund, Inc., certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee, and State of Wisconsin, on the 21st day of May, 2019.

NORTHWESTERN MUTUAL SERIES FUND, INC.
(Registrant)

By:	/s/ KATE M. FLEMING
Kate M. Fleming, President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title

/s/ KATE M. FLEMING	President and	May 21, 2019
Kate M. Fleming	Principal Executive Officer

/s/ TODD M. JONES	Vice President, Chief	May 21, 2019
Todd M. Jones	Financial Officer and Treasurer

/s/ BARBARA E. COURTNEY	Controller and	May 21, 2019
Barbara E. Courtney	Chief Accounting Officer

/s/ MIRIAM M. ALLISON*	Director	May 21, 2019
Miriam M. Allison

/s/ CHRISTY L. BROWN*	Director	May 21, 2019
Christy L. Brown

/s/ WILLIAM J. GERBER*	Director	May 21, 2019
William J. Gerber

/s/ GAIL L. HANSON*	Director	May 21, 2019
Gail L. Hanson

/s/ ROBERT H. HUFFMAN III*	Director	May 21, 2019
Robert H. Huffman III

/s/ DAVID RIBBENS*	Director	May 21, 2019
David Ribbens

/s/ DONALD M. ULLMANN*	Director	May 21, 2019
Donald M. Ullmann

/s/ RONALD P. JOELSON	Director	May 21, 2019
Ronald P. Joelson

* By	/s/ KATE M. FLEMING
Kate M. Fleming, Attorney in Fact, pursuant to the Power of Attorney filed on April 29, 2019.

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EXHIBIT INDEX

Exhibit No.	Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

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